Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2024	2023
	$	$

Revenues receivable from royalty, stream and other interests	2,110	3,105
Interest income receivable	211	947
Sales taxes and other receivables	785	698
	3,106	4,750